Material Partly-owned Subsidiaries	12 Months Ended
Dec. 31, 2018
Material partly-owned subsidiaries [Abstract]
Material partly-owned subsidiaries

30	Material partly-owned subsidiaries

The Group has the following subsidiaries that has NCI that is material to the Group.

Name of Subsidiaries	Principal place of business	Proportion of ownership interest held by NCI	(Loss)/Profit allocated to NCI during the reporting period	Accumulated NCI at the end of reporting period
Held by Reebonz Holding Limited		%	US$’000	US$’000
31 December 2017
Reebonz Korea	Korea	50.8	(122)	421

31 December 2018
Reebonz Korea	Korea	41.6	63	2,323

Held by Reebonz Korea

31 December 2017
Invitree Co., Ltd	Korea	55.7	(332)	(1,860)

31 December 2018
Invitree Co., Ltd	Korea	47.4	(277)	(2,081)

Summarized financial information about subsidiaries with material NCI

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material NCIs are as follows:

	Sub-consolidation of Reebonz Korea
	31/12/2017	31/12/2018
	US$’000	US$’000

Summarized statement of financial position
Current assets	3,204	3,728
Non-current assets	172	155
Goodwill	1,568	1,542
Current liabilities	(6,727)	(3,020)
Non-current liabilities	(302)	(297)
Total (deficit)/surplus	(2,085)	2,108

Attributable to NCI, allocated according to changes in equity interest during the year	(1,439)	242

	Sub-consolidation of Reebonz Korea
	31/12/2017	31/12/2018
	US$’000	US$’000
Summarized statement of comprehensive income
Revenue	21,092	21,841
Loss for the year	(835)	(416)
Other comprehensive (loss)/income	(28)	9
Total comprehensive loss	(863)	(407)

Attributable to NCI, allocated according to changes in equity interest during the year	(454)	(214)

Summarized cash flow information
Operating	(458)	(3,543)
Investing	(10)	(7)
Financing	–	3,597
Net (decrease)/increase in cash and cash equivalents	(468)	47

Increase of equity interest in Reebonz Korea

On 28 March 2018, Reebonz Limited increased the paid-up capital of Reebonz Korea through cash injection of US$235,600 (Korean Won (“KRW”) 241 million). This resulted in an increase of the Reebonz Limited’s shareholdings in Reebonz Korea from 49.2% to 49.7%. Resultantly, Reebonz Limited increased its effective interest in Invitree from 44.3% to 44.7%.

On 27 April 2018, an outstanding loan and amounts due from Reebonz Korea of US$4,301,000 (KRW 4,856 million) were converted to ordinary shares in Reebonz Korea. This resulted in an increase of the Reebonz Limited’s shareholdings in Reebonz Korea from 49.7% to 58.4%. Resultantly, Reebonz Limited increased its effective interest in Invitree from 44.7% to 52.6%.

The increase in shareholding from 49.2% to 58.4% in two stages resulted in a loss on acquisition of non-controlling interest of US$1,856,000 which has been recognized in the consolidated statement of changes in equity.